SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Non-cash financial activities:
Common stock options issued as payment of accrued compensation	$ 0	$ 962
Common stock and warrants issued for consulting fees	175	735
Common stock issued on conversion of notes payable	$ 139	$ 0